CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Sep. 30, 2021	Jul. 22, 2021	Jan. 06, 2021	Dec. 31, 2020	Sep. 30, 2020	Jul. 31, 2020
Preferred stock, par value, (per share)	$ 0.0001			$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000			1,000,000	1,000,000	1,000,000
Preferred stock, shares issued	0			0	0	0
Preferred stock, shares outstanding	0			0	0	0
Purchase price, per unit	$ 10.00			$ 10.00
Class A Ordinary shares
Common stock, par value, (per share)	$ 0.0001			$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	200,000,000			200,000,000	200,000,000	200,000,000
Common stock, shares issued	27,600,000			0
Common stock, shares outstanding	27,600,000			0
Class A Common Stock Subject to Redemption
Temporary equity, par value, (per share)	$ 0.0001
Temporary equity, shares outstanding	27,600,000			0
Purchase price, per unit	$ 10.00			$ 10.00
Class B Ordinary shares
Common stock, par value, (per share)	$ 0.0001			$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	20,000,000			20,000,000	20,000,000	20,000,000
Common stock, shares issued	6,900,000	8,625,000		6,900,000
Common stock, shares outstanding	6,900,000		6,900,000	6,900,000